Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 7 - Subsequent Events

On April 6, 2020, the Company issued a total of 735,294 shares of the Company’s Common Stock for the conversion of $50,000 of principal on the 2019 Promissory Note.

On April 17, 2020, the Company issued Cavalry Fund I LP (the “Fund”) a $500,000 promissory note (the “2020 Promissory Note”) in consideration for $500,000. The Promissory Note is (i) due on February 17, 2021, (ii) convertible at a 35% discount to the closing price of the Company’s common stock on the date before exercise with a floor price of $0.01 per share and (iii) shall bear interest at 12% per annum (payable at maturity). Subject to certain limitations, the Company may force conversion of the 2020 Promissory Note.

On May 7, 2020, the Company issued a total of 632,736 shares of the Company’s Common Stock for the conversion of the remaining $150,000 of principal and $2,000 of interest on the 2019 Promissory Note.

Note 9 - Subsequent Events

From January 1, 2020 through March 9, 2020 the Company sold 4,363,744 shares and issued 17,786 pro-rata commitment shares available for sale under the second Registration Statement for total proceeds of $304,785.

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements other than disclosed.